UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/05

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    TowerView LLC
                                 Address: 500 PARK AVENUE
                                          NY, NY 10022

                                 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: ROBERT M. BURNAT
Title:
Phone: 212-935-6655

Signature,                               Place,             and Date of Signing:


/s/ Robert M. Burnat                     New York, NY           1-31-06
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total:  255,870,000


List of Other Included Managers:         NONE

                                   TITLE OF              VALUE      SHARES/   SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER            CLASS      CUSIP    (x$1000)    PRN AMT   PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED   NONE
---------------------------------  --------  ---------  --------    -------   ---  ----  -------  --------  -------- -------- ------
ACXIOM CORP CMN                      COM     005125109   8,510,000    370,000  SH         Sole     None      Sole
ALBERTSON'S INC CMN                  COM     013104104   2,135,000    100,000  SH         Sole     None      Sole
ART TECHNOLOGY GROUP INC CMN         COM     04289L107     882,000    450,000  SH         Sole     None      Sole
ATLANTIC REALTY TRUST CMN            COM     048798102   3,118,000    138,889  SH         Sole     None      Sole
BIO REFERENCE LABORATORIES INC
  CMN                                COM     09057G602     809,000     43,000  SH         Sole     None      Sole
BURLINGTON COAT FACTOR WHSE CP
  CMN                                COM     121579106   1,307,000     32,500  SH         Sole     None      Sole
CAPITAL PROPERTIES INC CMN
  CLASS A                            COM     140430109   3,916,000    140,100  SH         Sole     None      Sole
COMPUTER SCIENCES CORP CMN           COM     205363104   2,279,000     45,000  SH         Sole     None      Sole
CONAGRA INC CMN                      COM     205887102   3,650,000    180,000  SH         Sole     None      Sole
CONOCOPHILLIPS CMN                   COM     20825C104   2,909,000     50,000  SH         Sole     None      Sole
DOW-JONES & CO INC CMN               COM     260561105   7,985,000    225,000  SH         Sole     None      Sole
DREYERS GRAND ICE CREAM HLDGS
  CMN                                COM     261877104  93,654,000  1,130,000  SH         Sole     None      Sole
EAGLE MATERIALS INC CMN CLASS B      COM     26969P207   8,644,000     73,400  SH         Sole     None      Sole
EXACTECH INC CMN                     COM     30064E109     675,000     59,000  SH         Sole     None      Sole
FARMERS BROTHERS CO CMN              COM     307675108     454,000     23,500  SH         Sole     None      Sole
GRIFFIN LAND & NURSERIES CMN         COM     398231100   2,456,000     98,900  SH         Sole     None      Sole
GTECH HOLDINGS CORPORATION CMN       COM     400518106   1,270,000     40,000  SH         Sole     None      Sole
GUIDANT CORPORATION CMN              COM     401698105  18,778,000    290,000  SH         Sole     None      Sole
H.J.HEINZ CO. CMN                    COM     423074103   1,180,000     35,000  SH         Sole     None      Sole
HOLLINGER INTERNATIONAL INC
  CL-A CLASS A                       COM     435569108   5,032,000    561,600  SH         Sole     None      Sole
I-MANY INC CMN                       COM     44973Q103   3,990,000  2,850,000  SH         Sole     None      Sole
J. JILL GROUP INC CMN                COM     466189107     952,000     50,000  SH         Sole     None      Sole
PUT/JNJ(JNJMK) @ 55
  EXP01/21/2006                      PUT     478160104       2,000        250  SH   PUT   Sole     None      Sole
JOHNSON OUTDOORS INC CMN
  CLASS A                            COM     479167108  14,060,000    830,000  SH         Sole     None      Sole
KNIGHT RIDDER INC CMN                COM     499040103     234,000      3,700  SH         Sole     None      Sole
LAWSON SOFTWARE INC CMN              COM     520780107   1,745,000    237,400  SH         Sole     None      Sole
MATTEL INC CMN                       COM     577081102     791,000     50,000  SH         Sole     None      Sole
MORGAN STANLEY CMN                   COM     617446448   3,688,000     65,000  SH         Sole     None      Sole
MYLAN LABS INC CMN                   COM     628530107   3,224,000    161,500  SH         Sole     None      Sole
ORTHOVITA INC CMN                    COM     68750U102   2,704,000    697,000  SH         Sole     None      Sole
OSTEOTECH INC CMN                    COM     688582105   2,741,000    551,530  SH         Sole     None      Sole
PENNICHUCK CORP (NEW) CMN            COM     708254206     996,000     48,700  SH         Sole     None      Sole
PRICE COMMUNICATIONS CORP
  NEW CMN                            COM     741437305   4,758,000    320,000  SH         Sole     None      Sole
REALNETWORKS, INC. COMMON STOCK      COM     75605L104   4,113,000    530,000  SH         Sole     None      Sole
REGENERATION TECH INC DEL CMN        COM     75886N100   2,496,000    349,096  SH         Sole     None      Sole
SAGA COMMUNICATION INC. CL-A
  CMN CLASS A                        COM     786598102      18,000      1,700  SH         Sole     None      Sole
SAKS INCORPORATED CMN                COM     79377W108  11,881,000    704,700  SH         Sole     None      Sole
SELECTICA INC CMN                    COM     816288104     341,000    119,510  SH         Sole     None      Sole
SERENA SOFTWARE INC CMN              COM     817492101   2,929,000    125,000  SH         Sole     None      Sole
TD BANKNORTH INC CMN                 COM     87235A101  17,587,000    605,400  SH         Sole     None      Sole
TECUMSEH PRODUCTS CO CLASS B         COM     878895101   3,724,000    186,682  SH         Sole     None      Sole
CALL/VZ(VBUAI) @ 45
  EXP01/20/2007                      CALL    92343V104       5,000        500  SH   CALL  Sole     None      Sole
TOMMY HILFIGER CORP CMN              COM     G8915Z102   3,248,000    200,000  SH         Sole     None      Sole